Consolidated Statements of Operations - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Total revenue	¥ 11,254,626	¥ 12,144,243	¥ 11,220,775
Selling, general and administrative expenses	4,550,456	4,945,915	5,481,912
Restructuring charge	0	781,372
Total operating expense	10,902,490	12,723,540	12,399,626
Operating income (loss)	352,136	(579,297)	(1,178,851)
Interest income	2,580	2,658	3,634
Interest expense	(121,398)	(94,516)	(125,743)
Gain (loss) on derivatives	107,951	(56,861)	43,594
Foreign currency exchange gain (loss)	(18,772)	(137,065)	(13,751)
Dividend income	14,400	11,250	14,400
Gain on revaluation of investments in securities	23,400
Other—net	(30,638)	67,929	(60,255)
Income (loss) before income taxes	329,659	(785,902)	(1,316,972)
Income tax expense (benefit)	101,291	(101,857)	(458,109)
Net income (loss)	228,368	(684,045)	(858,863)
Less: Net income attributable to noncontrolling interests	10,133	10,617	6,224
Net income (loss) attributable to FRONTEO, Inc. shareholders	¥ 218,235	¥ (694,662)	¥ (865,087)
Net income (loss) attributable to FRONTEO, Inc. shareholders per share:
Basic	¥ 5.7	¥ (18.3)	¥ (23.8)
Diluted	¥ 5.5	¥ (18.3)	¥ (23.8)
Service
Total revenue	¥ 11,240,100	¥ 12,128,568	¥ 11,208,041
Cost of revenue	6,337,508	6,980,578	6,904,980
Reimbursed direct costs
Total revenue	14,526	15,675	12,734
Cost of revenue	¥ 14,526	¥ 15,675	¥ 12,734